Summary of Business and Financial Statement Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Business and Financial Statement Presentation
Summary of Business and Financial Statement Presentation

Note 1. — Summary of Business and Financial Statement Presentation

Business Summary

Impac Mortgage Holdings, Inc. (the Company or IMH) is a financial services company incorporated in Maryland with the following direct and indirect wholly-owned operating subsidiaries: Integrated Real Estate Service Corp. (IRES), Impac Mortgage Corp. (IMC), IMH Assets Corp. (IMH Assets), Impac Funding Corporation (IFC) and Copperfield Capital Corporation (CCC). The Company’s operations include the mortgage lending operations and real estate services conducted by IRES, IMC and CCC and the long-term mortgage portfolio (residual interests in securitizations reflected as securitized mortgage trust assets and liabilities in the consolidated balance sheets) conducted by IMH prior to the sale in the first quarter of 2022. The long-term mortgage portfolio was deconsolidated in March 2022 as the Company sold its residual interests in the consolidated securitized mortgage trusts (see Note. 6 — Securitized Mortgage Trusts). IMC’s mortgage lending operations include the activities of its division, CashCall Mortgage.

Financial Statement Presentation

The accompanying unaudited consolidated financial statements of IMH and its subsidiaries (as defined above) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments considered necessary for a fair presentation, have been included. Operating results for the six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022. These interim period condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements, which are included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, filed with the United States Securities and Exchange Commission.

All significant intercompany balances and transactions have been eliminated in consolidation. In addition, certain amounts in the prior periods’ consolidated financial statements have been reclassified to conform to the current period presentation.

Management has made a number of material estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period to prepare these consolidated financial statements in conformity with GAAP. Additionally, other items affected by such estimates and assumptions include the valuation of trust assets and trust liabilities prior to the sale in March 2022, contingencies, the estimated obligation of repurchase reserves related to sold loans, the valuation of long-term debt, mortgage servicing rights (MSR), mortgage loans held-for-sale (LHFS) and derivative instruments, including interest rate lock commitments (IRLC). Actual results could differ from those estimates and assumptions.

Recent Accounting Pronouncements Not Yet Effective

There have been no developments to recently issued accounting standards, including the expected dates of adoption and estimated effects on the Company’s consolidated financial statements and footnote disclosures, from those disclosed in the 2021 Annual Report on Form 10-K, except for the following:

In March 2020 and January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020-04 and ASU 2021-01, “Reference Rate Reform (Topic 848)”. Together, the ASUs provide temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. This guidance is effective beginning on March 12, 2020, and the Company may elect to apply the amendments prospectively through December 31, 2022. The Company is currently evaluating the impact the adoption of this ASU would have on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)”. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted this ASU on January 1, 2022 and the adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

IMPAC MORTGAGE HOLDINGS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except per share data or as otherwise indicated)

Note 1. — Summary of Business and Financial Statement Presentation including Significant Accounting Policies

Business Summary

Impac Mortgage Holdings, Inc. (the Company or IMH) is a financial services company incorporated in Maryland with the following direct and indirect wholly-owned operating subsidiaries: Integrated Real Estate Service Corporation (IRES), Impac Mortgage Corp. (IMC), IMH Assets Corp. (IMH Assets), Impac Funding Corporation (IFC) and Copperfield Capital Corporation (CCC). The Company’s operations include the mortgage lending operations and real estate services conducted by IRES, IMC and CCC and the long-term mortgage portfolio (residual interests in securitizations reflected as securitized mortgage trust assets and liabilities in the consolidated balance sheets) conducted by IMH. IMC’s mortgage lending operations include the activities of its division, CashCall Mortgage.

Financial Statement Presentation

Basis of Presentation

The accompanying consolidated financial statements of IMH and its subsidiaries (as defined above) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). All significant inter-company balances and transactions have been eliminated in consolidation. In addition, certain immaterial amounts in the prior periods’ consolidated financial statements have been reclassified to conform to the current year presentation.

Management has made a number of material estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period to prepare these consolidated financial statements in conformity with GAAP. Additionally, other items affected by such estimates and assumptions include the valuation of trust assets and trust liabilities, contingencies, the estimated obligation of repurchase liabilities related to sold loans, the valuation of long-term debt, mortgage servicing rights (MSRs), mortgage loans held-for-sale (LHFS) and derivative instruments, including interest rate lock commitments (IRLCs). Actual results could differ from those estimates and assumptions.

Principles of Consolidation

The accompanying consolidated financial statements include accounts of IMH and its wholly-owned subsidiaries. The usual condition for a controlling financial interest is ownership of a majority of the voting interests of an entity. However, a controlling financial interest may also exist in entities, such as variable interest entities (VIEs), through arrangements that do not involve voting interests.

The VIE framework requires a variable interest holder (counterparty to a VIE) to consolidate the VIE if that party has the power to direct activities of the VIE that most significantly impact the entity’s economic performance, will absorb a majority of the expected losses of the VIE, will receive a majority of the residual returns of the VIE, or both, and directs the significant activities of the entity. This party is considered the primary beneficiary of the entity. The determination of whether the Company meets the criteria to be considered the primary beneficiary of a VIE requires an evaluation of all transactions (such as investments, liquidity commitments, derivatives and fee arrangements) with the entity. The assessment of whether or not the Company is the primary beneficiary of the VIE is performed on an ongoing basis.

Significant Accounting Policies

Fair Value and the Fair Value Option

Fair value is a market-based measurement, not an entity-specific measurement. For some assets and liabilities, observable market transactions or market information might be available. For other assets and liabilities, observable market transactions and market information might not be available. However, the objective of a fair value measurement in both cases is the same — to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).

The fair value option permits entities to choose, at specified election dates, to measure eligible financial assets and financial liabilities at fair value. The decision to elect the fair value option is applied on an instrument by instrument basis, is irrevocable unless a new election date occurs, and is applied to an entire instrument. The Company has elected the fair value option for mortgage servicing rights, mortgage loans held-for-sale, long-term debt and its consolidated non-recourse securitizations (securitized mortgage collateral and securitized mortgage borrowings). Elections were made to mitigate income statement volatility caused by differences in the measurement basis of elected instruments.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash and highly liquid investments with maturities of three months or less at the date of acquisition. The carrying amount of cash and cash equivalents approximates fair value.

Cash balances that have restrictions as to the Company’s ability to withdraw funds are considered restricted cash. At December 31, 2021 and 2020, restricted cash totaled $5.7 million and $5.6 million, respectively. The restricted cash is the result of the terms of the Company’s warehouse borrowing agreements as well as collateral against letter of credit financing associated with corporate-owned life insurance (See Note 13. — Commitments and Contingencies). In accordance with the terms of the Master Repurchase Agreements related to the warehouse borrowings, the Company is required to maintain cash balances with the lender as additional collateral for the borrowings (See Note 5. — Debt).

Mortgage Loans Held-for-Sale

Mortgage LHFS are accounted for using the fair value option, with changes in fair value recorded in gain on sale of loans, net in the accompanying consolidated statements of operations and comprehensive loss. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 825, Financial Instruments, loan origination fees and expenses are recognized in earnings as incurred and not deferred.

Revenue derived from the Company’s mortgage lending activities includes loan fees collected at the time of origination and gain or loss from the sale of LHFS. Loan fees consist of fee income earned on all loan originations, including loans closed and held-for-sale. Loan fees are recognized as earned and consist of amounts collected for application and underwriting fees, fees on cancelled loans and discount points. The related direct loan origination costs are recognized when incurred and consists of broker fees and commissions. Gain or loss from the sale and mark-to-market adjustments of LHFS includes both realized and unrealized gains and losses and are included in gain on sale of loans, net in the accompanying consolidated statements of operations and comprehensive loss. The valuation of LHFS approximates a whole-loan price, which includes the value of the related mortgage servicing rights.

The Company primarily sells its LHFS to investors and government sponsored entities (GSEs). The Company evaluates its loan sales for sales treatment. To the extent the transfer of loans qualifies as a sale, the Company derecognizes the loans and records a realized gain or loss on the sale date. In the event the Company determines that the transfer of loans does not qualify as a sale, the transfer would be treated as a secured borrowing. Interest on loans is recorded as income when earned and deemed collectible. LHFS are placed on nonaccrual status when any portion of the principal or interest is 90 days past due or earlier if factors indicate that the ultimate collectability of the principal or interest is not probable. Interest received from loans on nonaccrual status is recorded as income when collected. Loans return to accrual status when the principal and interest become current and it is probable that the amounts are fully collectible.

Mortgage Servicing Rights

The Company accounts for mortgage loan sales in accordance with FASB ASC 860, Transfers and Servicing. Upon sale of mortgage loans on a service-retained basis, the LHFS are removed from the consolidated balance sheets and mortgage servicing rights (MSRs) are recorded as an asset for servicing rights retained. The Company elects to measure MSRs at fair value as prescribed by FASB ASC 860-50-35, and as such, servicing assets or liabilities are valued using discounted cash flow modeling techniques using assumptions regarding future net servicing cash flow, including prepayment rates, discount rates, servicing cost and other factors.

Changes in estimated fair value are reported in the accompanying consolidated statements of operations and comprehensive loss within loss on mortgage servicing rights, net.

When the Company sells mortgage servicing rights, the Company records a gain or loss on such sale based on the selling price of the mortgage servicing rights less the carrying value and transaction costs. Gains and losses are reported in the accompanying consolidated statements of operations and comprehensive loss within loss on mortgage servicing rights, net.

Consolidated Non-recourse Securitizations

Securitized Mortgage Collateral

The Company’s long-term mortgage portfolio primarily includes adjustable rate and, to a lesser extent, fixed rate non-conforming mortgages and commercial mortgages that were acquired and originated by the Company’s mortgage and commercial operations prior to 2008.

Historically, the Company securitized mortgages in the form of collateralized mortgage obligations (CMO) or real estate mortgage investment conduits (REMICs). These securitizations are evaluated for consolidation based on the provisions of FASB ASC 810-10-25. Amounts consolidated are included in trust assets and liabilities as securitized mortgage collateral, real estate owned (REO) and securitized mortgage borrowings in the accompanying consolidated balance sheets. The Company also retained the master servicing rights associated with these securitizations which pays the Company approximately 3 basis points on the outstanding unpaid principal balance (UPB) of each securitization trust. The retention of the master servicing rights or the retained economic subordinated residual interests provide the Company with clean up call rights on these securitizations.

The Company accounts for securitized mortgage collateral at fair value, with changes in fair value during the period reflected in earnings. Fair value measurements are based on the Company’s estimated cash flow models, which incorporate assumptions, inputs of other market participants and quoted prices for the underlying bonds. The Company’s assumptions include its expectations of inputs that other market participants would use. These assumptions include judgments about the underlying collateral, prepayment speeds, credit losses, investor yield requirements, forward interest rates and certain other factors.

Interest income on securitized mortgage collateral is recorded using the effective yield for the period based on the previous quarter-end’s estimated fair value. Securitized mortgage collateral is generally not placed on nonaccrual status as the servicer advances the interest payments to the trust regardless of the delinquency status of the underlying mortgage loan, until it becomes apparent to the servicer that the advance is not collectible.

Real Estate Owned

Real estate owned on the consolidated balance sheets are primarily assets within the securitized trusts but are recorded as a separate asset for accounting and reporting purposes and are within the long-term mortgage portfolio. REO, which consists of residential real estate acquired in satisfaction of loans, is carried at net realizable value, which includes the estimated fair value of the residential real estate less estimated selling and holding costs. Adjustments to the loan carrying value required at the time of foreclosure affect the carrying amount of REO. Subsequent write-downs in the net realizable value of REO are included in change in fair value of net trust assets, including trust REO gains (losses) in the consolidated statements of operations and comprehensive loss.

Securitized Mortgage Borrowings

The Company records securitized mortgage borrowings in the accompanying consolidated balance sheets for the consolidated CMO and REMIC securitized trusts within the long-term mortgage portfolio. The debt from each issuance of a securitized mortgage borrowing is payable from the principal and interest payments on the underlying mortgages collateralizing such debt, as well as the proceeds from liquidations of REO. If the principal and interest payments are insufficient to repay the debt, the shortfall is allocated first to the residual interest holders (generally owned by the Company) then, if necessary, to the certificate holders (e.g. third party investors in the securitized mortgage borrowings) in accordance with the specific terms of the various respective indentures. Securitized mortgage borrowings typically are structured as one-month London Interbank Offered Rate (LIBOR) “floaters” and fixed rate securities with interest payable to certificate holders monthly. The maturity of each class of securitized mortgage borrowing is directly affected by the amount of net interest spread, overcollateralization and the rate of principal prepayments and defaults on the related securitized mortgage collateral. The actual maturity of any class of a securitized mortgage borrowing can occur later than the stated maturities of the underlying mortgages.

When the Company issued securitized mortgage borrowings, the Company generally sought an investment grade rating for the Company’s securitized mortgages by nationally recognized rating agencies. To secure such ratings, it was often necessary to incorporate certain structural features that provide for credit enhancement. This generally included the pledge of collateral in excess of the principal amount of the securities to be issued, a bond guaranty insurance policy for some or all of the issued securities, or additional forms of mortgage insurance. These securitization transactions are non-recourse to the Company and the total loss exposure is limited to the Company’s initial net economic investment in each trust, which is referred to as a residual interest.

The Company accounts for securitized mortgage borrowings at fair value, with changes in fair value during the period reflected in earnings. Fair value measurements are based on the Company’s estimated cash flow models, which incorporate assumptions, inputs of other market participants and quoted prices for the underlying bonds. The Company’s assumptions include its expectations of inputs that other market participants would use. These assumptions include judgments about the underlying collateral, prepayment speeds, credit losses, investor yield requirements, forward interest rates and certain other factors. Interest expense on securitized mortgage borrowings are recorded quarterly using the effective yield for the period based on the previous quarter-end’s estimated fair value.

Leases

The Company has three operating leases for office space expiring at various dates through 2024 and one financing lease which concludes in 2023. The Company determines if a contract is a lease at the inception of the arrangement and reviews all options to extend, terminate, or purchase its right of use (ROU) assets at the inception of the lease and accounts for these options when they are reasonably certain of being exercised. Regarding the discount rate, Accounting Standards Update (ASU) 2016-02, “Leases (Topic 842)”, requires the use of the rate implicit in the lease whenever this rate is readily determinable. When the Company cannot readily determine the rate implicit in the lease, the Company determines its incremental borrowing rate by using the rate of interest that it would have to pay to borrow on a collateralized basis over a similar term. As a practical expedient permitted under Topic 842, the Company elected to account for the lease and non-lease components as a single lease component for all leases of which it is the lessee. Leases with an initial term of 12 months or less are not recorded in the consolidated balance sheets and lease expense for these leases is recognized on a straight-line basis over the lease term.

Derivative Instruments

In accordance with FASB ASC 815-10 Derivatives and Hedging — Overview, the Company records all derivative instruments at fair value. The Company has accounted for all its derivatives as non-designated hedge instruments or free-standing derivatives.

The mortgage lending operation enters into IRLCs with consumers to originate mortgage loans at a specified interest rate. These IRLCs are accounted for as derivative instruments and reported at fair value. The concept of fair value relating to IRLCs is no different than fair value for any other financial asset or liability: fair value is the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. Because IRLCs do not trade in the market, the Company determines the estimated fair value based on expectations of what an investor would pay to acquire the Company’s IRLCs, which utilizes current market information for secondary market prices for underlying loans and estimated servicing value with similar coupons, maturities and credit quality, subject to the anticipated loan funding probability (pull-through rate). This value is adjusted for other costs that would be required by a market participant acquiring the IRLCs. The fair value of IRLCs is subject to change primarily due to changes in interest rates and the estimated pull-through rate. The Company reports IRLCs within other assets and other liabilities at fair value with changes in fair value being recorded in the accompanying consolidated statements of operations and comprehensive loss within gain on sale of loans, net.

The Company hedges the changes in fair value associated with changes in interest rates related to IRLCs and uncommitted LHFS by using forward delivery commitments on mortgage-backed securities, including Federal National Mortgage Association (Fannie Mae or FNMA) and Government National Mortgage Association (Ginnie Mae or GNMA) mortgage-backed securities known as to-be-announced mortgage-backed securities (TBA MBS or Hedging Instruments) as well as forward delivery commitments on whole loans. The Hedging Instruments and forward delivery loan commitments are used to fix the forward sales price that will be realized upon the sale of mortgage loans into the secondary market and are accounted for as derivative instruments. The fair value of Hedging Instruments and forward delivery loan commitments are subject to change primarily due to changes in interest rates. The Company reports Hedging Instruments and forward delivery loan commitments within other assets and other liabilities at fair value with changes in fair value being recorded in the accompanying consolidated statements of operations and comprehensive loss within gain on sale of loans, net.

The fair value of IRLCs and Hedging Instruments are represented as derivative assets, lending, net and derivative liabilities, lending, net in Note 9. — Fair Value of Financial Instruments.

Long-term Debt

Long-term debt (junior subordinated notes) is reported at fair value. These securities are measured based upon an analysis prepared by management, which considers the Company’s own credit risk and discounted cash flow analysis. With the adoption of FASB ASU 2016-01 in 2018, which applies when the Company elects the fair value election on its own debt, the Company effectively bifurcates the market and instrument specific credit risk components of changes in long-term debt. The market portion continues to be a component of net loss as the change in fair value of long-term debt, but the instrument specific credit risk portion is a component of accumulated other comprehensive loss in the accompanying consolidated statements of operations and comprehensive loss.

Repurchase Reserve

The Company sells mortgage loans in the secondary market, including U.S. GSEs, and issues mortgage-backed securities through Ginnie Mae and Fannie Mae. When the Company sells or issues securities, it makes customary representations and warranties to the purchasers about various characteristics of each loan such as the origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local laws. In the event of a breach of its representations and warranties, the Company may be required to either repurchase the mortgage loans with the identified defects or indemnify the investor or insurer for any loss. In addition, the Company may be required to repurchase loans as a result of borrower fraud or if a payment default occurs on a mortgage loan shortly after its sale. The Company’s loss may be reduced by proceeds from the sale or liquidation of the repurchased loan. Also, the Company’s loss may be reduced by any recourse it has to correspondent lenders that, in turn, had sold such mortgage loans to the Company and breached similar or other representations and warranties. In such event, the Company has the right to seek a recovery of related repurchase losses from that correspondent lender.

The Company records a provision for losses relating to such representations and warranties as part of its loan sale transactions. The method used to estimate the liability for representations and warranties is a function of the representations and warranties given and considers a combination of factors, including, but not limited to, estimated future defaults and loan repurchase rates and the potential severity of loss in the event of defaults including any loss on sale or liquidation of the repurchased loan and the probability of reimbursement by the correspondent loan seller. The Company establishes a liability at the time loans are sold and continually updates its estimated repurchase liability. The level of the repurchase liability for representations and warranties is difficult to estimate and requires considerable management judgment. The level of mortgage loan repurchase losses is dependent on economic factors, investor demands for loan repurchases and other external conditions that may change over the lives of the underlying loans.

Revenue Recognition for Fees from Services

The Company follows FASB ASC 606, Revenue Recognition, which provides guidance on the application of GAAP to selected revenue recognition issues related to the Company’s real estate services fees. Under FASB ASC 606, the Company must identify the contract with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the Company satisfies a performance obligation.

The Company’s primary sources of revenue are derived from financial instruments that are not within the scope of FASB ASC 606. The Company has evaluated the nature of its contracts with customers and determined that further disaggregation of revenue from contracts with customers into more granular categories beyond what is presented in the consolidated statements of operations and comprehensive loss, was not necessary. The Company generally fully satisfies its performance obligations on its contracts with customers as services are rendered and the transaction prices are typically fixed; charged either on a periodic basis or based on activity. Because performance obligations are satisfied as services are rendered and the transaction prices are fixed, the Company has made no significant judgments in applying the revenue guidance prescribed in ASC 606 that affect the determination of the amount and timing of revenue from contracts with customers. The revenues from these services are recognized in income in the period when services are rendered and collectability is reasonably certain.

Advertising Costs

Advertising costs are expensed as incurred and are included in business promotion expense in the accompanying consolidated statements of operations and comprehensive loss. For the years ended December 31, 2021 and 2020, business promotion expense was $7.4 million and $3.9 million, respectively.

Equity-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718 Compensation — Stock Compensation. The Company uses the grant-date fair value of equity awards to determine the compensation cost associated with each award. Grant-date fair value is determined using the Black-Scholes pricing model and assumptions noted in Note 14. — Share Based Payments and Employee Benefit Plans, adjusted for unique characteristics of the specific awards. Compensation cost for service-based equity awards is recognized on a straight-line basis over the requisite service period, which is generally the vesting period.

FASB ASC 718 requires forfeitures to be estimated at the time of grant and prospectively revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Stock-based compensation expense is recorded net of estimated forfeitures for the years ended December 31, 2021 and 2020, such that the expense was recorded only for those stock-based awards that were expected to vest during such periods. The cost of equity-based compensation is recorded to personnel expense. Refer to Note 14. — Share Based Payments and Employee Benefit Plans.

Income Taxes

In accordance with FASB ASC 740, Income Taxes, the Company records income tax expense as well as deferred tax assets and liabilities. Current income tax expense or benefit approximates taxes to be paid or refunded for the current period, respectively, and includes income tax expense related to uncertain tax positions. The Company determines deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management’s judgment that realization is “more likely than not.” Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement.

The Company is subject to federal income taxes as a regular (Subchapter C) corporation and files a consolidated U.S. federal income tax return on qualifying subsidiaries. The Company files federal and various states income tax returns in the U.S.

The Company adopted FASB ASU 2019-12 on a prospective basis on January 1, 2020 (See Note 11. — Income Taxes). The most significant impact to the Company included the removal of the exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or a gain from other items (for example, discontinued operations or other comprehensive income). The changes also add a requirement for an entity to reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

Loss Per Common Share

Basic loss per common share is computed on the basis of the weighted average number of shares outstanding for the year divided by net loss for the year. Diluted loss per common share is computed on the basis of the weighted average number of shares and dilutive common equivalent shares outstanding for the year divided by net loss for the year, unless anti-dilutive. Refer to Note 10.—Reconciliation of Loss Per Common Share.

Recent Accounting Pronouncements Not Yet Effective

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” (ASU 2016-13), which changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking “expected loss” model that will replace today’s “incurred loss” model and generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses in a manner similar to current practice, except that the losses will be recognized as an allowance. Subsequent to issuing ASU 2016-13, the FASB issued ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses”, for the purpose of clarifying certain aspects of ASU 2016-13. ASU 2018-19 has the same effective date and transition requirements as ASU 2016-13. In April 2019, the FASB issued ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging,” and “Topic 825, Financial Instruments (ASU 2019-04),” which is effective with the adoption of ASU 2016-13. In May 2019, the FASB issued ASU 2019-05, “Financial Instruments —  Credit Losses (Topic 326)”, which is also effective with the adoption of ASU 2016-13. In October 2019, the FASB voted to delay the implementation date for smaller reporting companies until January 1, 2023. We will adopt this ASU on its effective date of January 1, 2023. The Company does not expect the adoption of this ASU to have a material impact on the Company’s consolidated financial statements.

In March 2020 and January 2021, the FASB issued ASU 2020-04 and ASU 2021-01, “Reference Rate Reform (Topic 848)”. Together, the ASUs provide temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. This guidance is effective beginning on March 12, 2020, and the Company may elect to apply the amendments prospectively through December 31, 2022. The Company does not expect the adoption of this ASU to have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. FASB ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models will result in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective January 1, 2024, for the Company. Early adoption is permitted, but no earlier than January 1, 2021, including interim periods within that year. The Company does not expect the adoption of this ASU to have a material impact on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)”. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted this ASU on January 1, 2022 and the adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.